CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($) $ / shares		Mar. 31, 2019 INR (₨) ₨ / shares		Mar. 31, 2018 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	₨ 174,600	$ 2,316	[1],[2]	₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
Cost of revenues	80,591	1,069		70,421		65,724
Gross profit	94,009	1,247		83,430		76,304
Selling, general and administrative expenses	50,129	665		48,680		46,857
Research and development expenses	15,410	204		15,607		18,265
Impairment of non-current assets	16,767	222		210		53
Other income, net	(4,290)	(57)		(1,955)		(788)
Total operating expenses	78,016	1,035		62,542		64,387
Results from operating activities (A)	15,993	212		20,888		11,917
Finance income	2,461	33		2,280		2,897
Finance expense	(983)	(13)		(1,163)		(817)
Finance income, net (B)	1,478	20		1,117		2,080
Share of profit of equity accounted investees, net of tax (C)	561	7		438		344
Profit before tax [(A)+(B)+(C)]	18,032	239		22,443		14,341
Tax (expense)/benefit, net	1,466	19		(3,648)		(4,535)
Profit for the year	₨ 19,498	$ 259		₨ 18,795		₨ 9,806
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 117.63	$ 1.56		₨ 113.28		₨ 59.13
Diluted earnings per share of Rs.5/- each | (per share)	₨ 117.40	$ 1.56		₨ 113.09		₨ 59.00

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).